Stock Purchase Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Warrants and Rights Note Disclosure [Abstract]
STOCK PURCHASE WARRANTS
11.	STOCK PURCHASE WARRANTS

A summary of the status of the Company’s outstanding stock purchase warrants as of March 31, 2020 is as follows:

	Warrants	Weighted - Average Exercise Price

Outstanding at December 31, 2019	3,697,686	$3.25

Issued	-
Exercised	(191,235)	$2.75
Forfeited	(250,000)	5.75
Outstanding at March 31, 2020	3,256,451	$3.08

10.	STOCK PURCHASE WARRANTS

A summary of the status of the Company's outstanding stock warrants as of December 31, 2019 is as follows:

		Weighted Average
		Exercise Price
Outstanding January 1, 2018	3,605,728	$1.84
Granted/issued	1,916,500	$1.01
Exercised	(2,242,728)	$1.16
Forfeited	-
Outstanding December 31, 2018	3,279,500	$1.94
Granted/issued	2,061,629	$3.50
Exercised	(1,643,610)	$.79
Forfeited	-
Outstanding December 31, 2019	3,697,519	$3.25